Financial instruments and risk management (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash And Cash Equivalent | Level 1 of fair value hierarchy
Financial instruments and risk management
Carrying value	$ 3,447,665	$ 10,434,196
Fair value	3,447,665	10,434,196
Account Payable And Accrued Liability. | Level 1 of fair value hierarchy
Financial instruments and risk management
Carrying value	283,428	1,445,213
Fair value	283,428	1,445,213
Lease liabilities. | Level 2 of fair value hierarchy
Financial instruments and risk management
Carrying value	11,510	77,599
Fair value	11,510	77,599
Derivative Warrant Liability | Level 3 of fair value hierarchy
Financial instruments and risk management
Carrying value	531,000	3,854,403
Fair value	$ 531,000	$ 3,854,403